Transactions with Affiliates (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Summary of purchase and sales transactions of products and services
The following table summarizes these related party transactions for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Sales to SemGroup	$606	$3,866	$43,825
Purchases from SemGroup	$5,034	$12,254	$53,209
Sales to equity method investees	$294	$692	$14,836
Purchases from equity method investees	$66,820	$121,336	$113,780
Sales to entities affiliated with management	$268	$290	$318
Purchases from entities affiliated with management	$3,870	$15,209	$45,197

Schedule of accounts receivable from affiliates
Accounts receivable from affiliates consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Receivables from SemGroup	$49	$6,668
Receivables from NGL Energy Holdings LLC	4,693	—
Receivables from equity method investees	6	15
Receivables from entities affiliated with management	24	26
Total	$4,772	$6,709

Amounts in the table above do not include accounts receivable from affiliates related to the Retail Propane segment, as these amounts have been classified as assets held for sale within our consolidated balance sheets (see Note 17).

Schedule of accounts payable to affiliates
Accounts payable to affiliates consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Payables to SemGroup	$—	$6,571
Payables to equity method investees	8	1,306
Payables to entities affiliated with management	1,246	41
Total	$1,254	$7,918

Schedule of capital expenditures	The allocation of the consideration was as follows:

Current assets	$276
Property, plant and equipment	1,366
Intangible assets (customer relationships)	4,782
Fair value of net assets acquired	$6,424